CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash	$ 105,997	$ 173,568
Bank deposits	128,311	43,932
Cash and cash equivalents	$ 234,308	$ 217,500	$ 367,717	$ 97,463